Employee benefits: variable compensation (Narrative) (Detail 1)	12 Months Ended
Dec. 31, 2023
Deferred Contingent Capital Plan
Equity Participation And Other Compensation Plans [Line Items]
Percentage of awards that GEB members forfeit for each year during the vesting period in which UBS does not achieve an adjusted profit before tax	20.00%